UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10419

NorthQuest Capital Fund, Inc.

(Exact name of registrant as specified in charter)

16 Rimwood Lane

Colts Neck, NJ 07722

(Address of principal executive offices)

 (Zip code)

Peter J. Lencki

16 Rimwood Lane

Colts Neck, NJ 07722

(Name and address of agent for service)

Registrant's telephone number, including area code: 732-842-3465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NorthQuest Capital Fund

AMERICAN EXPRESS COMPANY

Ticker Symbol:AXP	Cusip Number:025816-109
Record Date: 3/13/2015	Meeting Date: 5/11/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a.	ELECTION OF DIRECTOR: CHARLENE BARSHEFSKY	For	Issuer	For	With
1b.	ELECTION OF DIRECTOR: URSULA BURNS	For	Issuer	For	With
1c.	ELECTION OF DIRECTOR: KENNETH CHENAULT	For	Issuer	For	With
1d.	ELECTION OF DIRECTOR: PETER CHERNIN	For	Issuer	For	With
1e.	ELECTION OF DIRECTOR: ANNE LAUVERGEON	Against	Issuer	For	Against
1f.	ELECTION OF DIRECTOR: MICHAEL LEAVITT	For	Issuer	For	With
1g.	ELECTION OF DIRECTOR: THEODORE LEONSIS	For	Issuer	For	With
1h.	ELECTION OF DIRECTOR: RICHARD LEVIN	For	Issuer	For	With
1i.	ELECTION OF DIRECTOR: SAMUEL PALMISANO	For	Issuer	For	With
1j.	ELECTION OF DIRECTOR: DANIEL VASELLA	Against	Issuer	For	Against
1k.	ELECTION OF DIRECTOR: ROBERT WALTER	For	Issuer	For	With
1l.	ELECTION OF DIRECTOR: 1L. RONALD WILLIAMS	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRN FOR 2015.	For	Issuer	For	With
3	ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
4	SHAREHOLDER PROPOSAL RELATING TO ANNUAL DISCLOSURE OF EEO-1 DATA.	Against	Stockholder	Against	With
5	SHAREHOLDER PROPOSAL RELATING TO REPORT ON PRIVACY, DATA SECURITY, AND GOVERNMENT REQUESTS.	Against	Stockholder	Against	With
6	SHAREHOLDER PROPOSAL RELATING TO ACTION BY WRITTEN REQUEST.	Against	Stockholder	Against	With
7	SHAREHOLDER PROPOSAL RELATING TO LOBBYING DISCLOSURE.	Against	Stockholder	Against	With
8	SHAREHOLDER PROPOSAL RELATING TO INDEPENDENT BOARD CHAIRMAN.	Against	Stockholder	Against	With

C.R. BARD, INC.

Ticker Symbol:BCR	Cusip Number:067383-109
Record Date: 2/23/2015	Meeting Date: 4/15/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORs: 1A. DAVID M. BARRETT, 1B. MARC C. BRESLAWSKY, 1C. HERBERT L. HENKEL, 1D. JOHN C. KELLY, 1E. DAVID F. MELCHER, 1F. GAIL K. NAUGHTON, 1G. TIMOTHY M. RING, 1H. TOMMY G. THOMPSON, 1I. JOHN H. WEILAND, 1J. ANTHONY WELTERS, 1K. TONY L. WHITE	For	Issuer	For	With
2.	TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2015.	For	Issuer	For	With
3.	TO APPROVE THE 2012 LONG TERM INCENTIVE PLAN OF C.R. BARD, INC., AS AMENDED AND RESTATED.	Against	Issuer	For	Against
4.	TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS ON AN ADVISORY BASIS.	Against	Issuer	For	Against
5	A SHAREHOLDER PROPOSAL RELATING TO SUSTAINABILITY REPORTING.	Against	Stockholder	Against	With
6	A SHAREHOLDER PROPOSAL RELATING TO SEPARATING THE CHAIR AND CEO ROLES.	Against	Stockholder	Against	With

DONALDSON COMPANY, INC.

Ticker Symbol:DCI	Cusip Number:257651-109
Record Date: 9/24/2014	Meeting Date: 11/21/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. TOD E. CARPENTER, 2. JEFFREY NODDLE, 3. AJITA G. RAJENDRA	For	Issuer	For	With
2	NON-BINDING ADVISORYNVOTE TO APPROVE THE COMPENSATION OF OUR EXECUTIVE OFFICERS.	Against	Issuer	For	Against
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS DONALDSON COMPANY, INC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 31, 2015.	For	Issuer	For	With

EMERSON ELECTRIC CO.

Ticker Symbol:EMR	Cusip Number:291011-104
Record Date: 11/25/2014	Meeting Date: 2/3/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director: 1. A.F. GOLDEN, 2. W.R. JOHNSON, 3. C. KENDLE, 4. J.S. TURLEY, 5. A.A. BUSCH III	For	Issuer	For	With
2	APPROVAL, BY NON-BINDING ADVISORY VOTE, OF EMERSON ELECTRIC CO. EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
3	APPROVAL OF THE EMERSON ELECTRIC CO. 2015 INCENTIVE SHARES PLAN.	Against	Issuer	For	Against
4	RE-APPROVAL OF THE PERFORMANCE MEASURES UNDER THE EMERSON ELECTRIC CO. ANNUAL INCENTIVE PLAN.	Against	Issuer	For	Against
5	RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
6	APPROVAL OF THE STOCKHOLDER PROPOSAL REQUESTING ISSUANCE OF A SUSTAINABILITY REPORT AS DESCRIBED IN THE PROXY STATEMENT.	Against	Stockholder	Against	With
7	APPROVAL OF THE SHAREHOLDER PROPOSAL REQUESTING ISSUANCE OF A POLITICAL CONTRIBUTIONS REPORT AS DESCRIBED IN THE PROXY.	Against	Stockholder	Against	With
8	APPROVAL OF THE SHAREHOLDER PROPOSAL REQUESTING ISSUANCE OF A LOBBYING REPORT AS DESCRIBED IN THE PROXY.	Against	Stockholder	Against	With

FISERV, INC.

Ticker Symbol:FISV	Cusip Number:337738-108
Record Date: 3/23/2015	Meeting Date: 5/20/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. ALISON DAVIS, 2. CHRISTOPHER M. FLINK, 3. DANIEL P. KEARNEY, 4. DENNIS F. LYNCH, 5. DENIS J. OLEARY, 6. GLENN M. RENWICK, 7. KIM M. ROBAK, 8. DOYLE R. SIMONS, 9. THOMAS C. WERTHEIMER, 10. JEFFREY W. YABUKI	For	Issuer	For	With
2	TO APPROVE ON AN ADVISORY BASIS, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS OF FISERV, INC.	Against	Issuer	For	Against
3	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF FISERV, INC. FOR 2015.	For	Issuer	For	With
4	A SHAREHOLDER PROPOSAL RELATING TO EXECUTIVE RETENTION OF STOCK.	Against	Stockholder	Against	With

FOSSIL GROUP, INC.

Ticker Symbol:FOSL	Cusip Number:34988V-106
Record Date: 3/26/2015	Meeting Date: 5/20/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: ELAINE B. AGATHER	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: JEFFREY N. BOYER	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: WILLIAM B. CHIASSON	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: KOSTA N. KARTSOTIS	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: DIANE L. NEAL	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: THOMAS M. NEALON	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: MARK D. QUICK	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: ELYSIA HOLT RAGUSA	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: JAL S. SHROFF	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: JAMES E. SKINNER	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: JAMES M. ZIMMERMAN	For	Issuer	For	With
2	PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against
3	PROPOSAL TO APPROVE THE FOSSIL GROUP, INC. 2015 CASH INCENTIVE PLAN.	Against	Issuer	For	Against
4	PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE AND TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 2, 2016.	For	Issuer	For	With

IDEXX LABORATORIES, INC.

Ticker Symbol:IDXX	Cusip Number:45168D-104
Record Date: 3/10/2015	Meeting Date: 5/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. WILLIAM T. END, 2. BARRY C. JOHNSON, 3. DANIEL M. JUNIUS	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION. TO APPROVE A NONBINDING ADVISORY RESOLUTION ON THE COMPANY'S EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
3	AMENDMENTS TO IDEXX LABORATORIES, INC. 1997 EMPLOYEE STOCK PURCHASE PLAN. TO APPROVE PROPOSED AMENDMENTS TO THE COMPANY'S 1997 EMPLOYEE STOCK PURCHASE PLAN.	Against	Issuer	For	Against
4	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.	For	Issuer	For	With

INTERNATIONAL BUSINESS MACHINES CORPORATION

Ticker Symbol:IBM	Cusip Number:459200-101
Record Date: 2/27/2015	Meeting Date: 4/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. A.J.P. BELDA, 1B. W.R. BRODY, 1C. K.I. CHENAULT, 1D. M.L. ESKEW, 1E. D.N. FARR, 1F. A. GORSKY, 1G. S.A. JACKSON, 1H. A.N. LIVERIS, 1I. W.J. MCNERNEY, JR., 1J. J.W. OWENS, 1K. V.M. ROMETTY, 1L. J.E. SPERO, 1M. S. TAUREL, 1N. P.R. VOSER	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION	Against	Issuer	For	Against
4	STOCKHOLDER PROPOSAL FOR DISCLOSURE OF LOBBYING POLICIES AND PRACTICES	Against	Stockholder	Against	With
5	STOCKHOLDER PROPOSAL ON THE RIGHT TO ACT BY WRITTEN CONSENT	Against	Stockholder	Against	With
6	STOCKHOLDER PROPOSAL TO LIMIT ACCELERATED EXECUTIVE PAY	Against	Stockholder	Against	With
7	STOCKHOLDER PROPOSAL ON ESTABLISHING A PUBLIC POLICY COMMITTEE	Against	Stockholder	Against	With

PARKER-HANNIFIN CORPORATION

Ticker Symbol:PH	Cusip Number:701094-104
Record Date: 8/29/2014	Meeting Date: 10/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. ROBERT G. BOHN, 2. LINDA S. HARTY, 3. WILLIAM E. KASSLING, 4. ROBERT J. KOHLHEPP, 5. KEVIN A. LOBO, 6. KLAUS-PETER MULLER, 7. CANDY M. OBOURN, 8. JOSEPH M. SCAMINACE, 9. WOLFGANG R. SCHMITT, 10. AKE SVENSSON, 11. JAMES L. WAINSCOTT, 12. DONALD E. WASHKEWICZ	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE AND TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2015.	For	Issuer	For	With
3	APPROVAL OF, ON A NON-BINDING, ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against
4	APPROVAL OF THE PARKER-HANNIFIN COORPORATION GLOBAL EMPLOYEE STOCK PRUCHASE PLAN.	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL TO ADOPT A MAJORITY VOTE STANDARD IN THE ELECTION OF DIRECTORS.	Against	Stockholder	Against	With

PEPSICO, INC.

Ticker Symbol:PEP	Cusip Number:713488-108
Record Date: 2/27/2015	Meeting Date: 5/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: SHONA L. BROWN, GEORGE W. BUCKLEY, IAN M. COOK, DINA DUBLON, RONA A. FAIRHEAD, RICHARD W. FISHER, ALBERTO IBARGUEN, WILLIAM R. JOHNSON, INDRA K. NOOYI, DAVID C. PAGE, ROBERT C. POHLAD, LLOYD G. TROTTER, DANIEL VASELLA, ALBERTO WEISSER	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2015.	For	Issuer	For	With
3	AVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
4	ESTABLISH BOARD COMMITTEE ON SUSTAINABILITY.	Against	Stockholder	Against	With
5	POLICY REGARDING LIMIT ON ACCELERATED VESTING OF EQUITY AWARDS.	Against	Stockholder	Against	With
6	REPORT ON MINIMIZING IMPACTS OF NEONICS.	Against	Stockholder	Against	With

PPG INDUSTRIES, INC.

Ticker Symbol:PPG	Cusip Number:693506-107
Record Date: 2/20/2015	Meeting Date: 4/15/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. CHARLES E. BUNCH 2. MICHAEL W. LAMACH, 3. MARTIN H. RICHENHAGEN, 4. THOMAS J. USHER	For	Issuer	For	With
2	PROPOSAL TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS ON AN ADVISORY BASIS.	Against	Issuer	For	Against
3	PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S ARTICLES OF INCORPORATION TO REPLACE THE SUPERMAJORITY VOTING REQUIREMENTS.	For	Issuer	For	With
4	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	For	Issuer	For	With

STARBUCKS CORPORATION

Ticker Symbol:SBUX	Cusip Number:855244-109
Record Date: 1/8/2015	Meeting Date: 3/18/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. HOWARD SCHULTZ, 1B. WILLIAM W. BRADLEY, 1C. ROBERT M. GATES, 1D. MELLODY HOBSON, 1E. KEVIN R. JOHNSON, 1F. OLDEN LEE, 1G. JOSHUA COOPER RAMO, 1H. JAMES G. SHENNAN, JR., 1I. CLARA SHIH, 1J. JAVIER G. TERUEL, 1K. MYRON E. ULLMAN III, 1L. GRAIG E. WEATHERUP	For	Issuer	For	With
2	ADVISORY TO APPROVE OUR EXECUTIVE COMPENSATION	Against	Issuer	For	Against
3	RATIFICATION OF SELECTION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2015.	For	Issuer	For	With
4	ESTABLISH A BOARD COMMITTEE ON SUSTAINABILITY.	Against	Stockholder	Against	With
5	REQUIRE AN INDEPENDENT BOARD CHAIRMAN	Against	Stockholder	Against	With

STRYKER CORPORATION

Ticker Symbol:SYK	Cusip Number:863667-101
Record Date: 3/2/2015	Meeting Date: 4/29/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.	ELECTION OF DIRECTOR: HOWARD E. COX, JR.	For	Issuer	For	With
1B.	ELECTION OF DIRECTOR: SRIKANT M. DATAR. PH.D.	For	Issuer	For	With
1C.	ELECTION OF DIRECTOR: ROCH DOLIVEUX, DVM	For	Issuer	For	With
1D.	ELECTION OF DIRECTOR: LOUISE L. FRANCESCONI	For	Issuer	For	With
1E.	ELECTION OF DIRECTOR: ALLAN C. GOLSTON	For	Issuer	For	With
1F.	ELECTION OF DIRECTOR: KEVIN A. LOBO	For	Issuer	For	With
1G.	ELECTION OF DIRECTOR: WILLIAM U. PARFET	For	Issuer	For	With
1H.	ELECTION OF DIRECTOR: ANDREW K. SILVERNAIL	For	Issuer	For	With
1I.	ELECTION OF DIRECTOR: RONDA E. STRYKER	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	For	Issuer	For	With
3	APPROVAL, IN AN ADVISORY VOTE, OF THE COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against

U.S. BANCORP

Ticker Symbol:USB	Cusip Number:902973-304
Record Date: 2/24/2015	Meeting Date: 4/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. DOUGLAS M. BAKER, JR, 1B. ARTHUR D. COLLINS, JR, 1C. RICHARD K. DAVIS, 1D. KIMBERLY J. HARRIS, 1E. ROLAND A. HERNANDEZ, 1F. DOREEN WOO HO, 1G. JOEL W.JOHNSON, 1H. OLIVIA F. KIRTLEY, 1I. JERRY W. LEVIN, 1J. DAVID B. OMALEY, 1K. ODELL M. OWENS, MD, MPH, 1L. GRAIG D. SCHNUCK, 1M. PATRICK T. STOKES, 1N. SCOTT W. WINE	For	Issuer	For	With
2	APPROVAL OF THE U.S. BANCORP 2015 STOCK INCENTIVE PLAN.	Against	Issuer	For	Against
3	RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT AUDITOR FOR THE 2015 FISCAL YEAR.	For	Issuer	For	With
4	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR EXECUTIVES DISCLOSED IN THE PROXY STATEMENT.	Against	Issuer	For	Against
5	POLICY REQUIRING THAT THE CHAIRMAN OF THE BOARD BE AN INDEPENDENT DIRECTOR.	Against	Stockholder	Against	With

UNION PACIFIC CORPORATION

Ticker Symbol:UNP	Cusip Number:907818-108
Record Date: 3/13/2015	Meeting Date: 5/14/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.	ELECTION OF DIRECTOR: A.H. CARD, JR.	For	Issuer	For	With
1B.	ELECTION OF DIRECTOR: E.B. DAVIS, JR.	For	Issuer	For	With
1C.	ELECTION OF DIRECTOR: D.B. DILLION	For	Issuer	For	With
1D.	ELECTION OF DIRECTOR: L.M. FRITZ	For	Issuer	For	With
1E.	ELECTION OF DIRECTOR: J.R. HOPE	For	Issuer	For	With
1F.	ELECTION OF DIRECTOR: J.J. KORALESKI	For	Issuer	For	With
1G.	ELECTION OF DIRECTOR: C.C. KRULAK	For	Issuer	For	With
1H.	ELECTION OF DIRECTOR: M.R. MCCARTHY	For	Issuer	For	With
1I.	ELECTION OF DIRECTOR: M.W. MCCONNELL	For	Issuer	For	With
1J.	ELECTION OF DIRECTOR: T.F. MCLARTY III	For	Issuer	For	With
1K.	ELECTION OF DIRECTOR: S.R. ROGEL	For	Issuer	For	With
1L.	ELECTION OF DIRECTOR: J.H. VILLARREAL	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	AN ADVISORY VOTE ON EXECUTIVE COMPENSATION ("SAY ON PAY").	Against	Issuer	For	Against
4	SHAREHOLDER PROPOSAL REGARDING EXECUTIVES TO RETAIN SIGNIFICANT STOCK IF PROPERLY PRESENTED AT THE ANNUAL MEETING	Against	Stockholder	Against	With
5	SHAREHOLDER PROPOSAL REGARDING INDEPENDENT CHAIRMAN IF PROPERLY PRESENTED AT THE ANNUAL MEETING	Against	Stockholder	Against	With

UNITED TECHNOLOGIES CORPORATION

Ticker Symbol:UTX	Cusip Number:913017-109
Record Date: 3/2/2015	Meeting Date: 4/27/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. JOHN V. FARACI, 1B. JEAN-PIERRE GARNIER, 1C. GREGORY J. HAYES, 1D. EDWARD A. KANGAS, 1E. ELLEN J. KULLMAN, 1F. MARSHALL O. LARSEN, 1G. HAROLD MCGRAW III, 1H. RICHARD B. MEYERS, 1I. H. PATRICK SWYGERT, 1J. ANDRE VILLENEUVE, 1K. CHRISTINE TODD WHITMAN	For	Issuer	For	With
2	APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITOR FOR 2015.	For	Issuer	For	With
3	AN ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR EXECUTIVE OFFICERS.	Against	Issuer	For	Against

WABTEC CORPORATION

Ticker Symbol:WAB	Cusip Number:929740-108
Record Date: 3/17/2015	Meeting Date: 5/13/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. BRIAN P. HEHIR, 2. MICHAEL W.D. HOWELL 3. NICKOLAS W. VANDE STEEG	For	Issuer	For	With
2	APPROVE AN ADVISORY (NON-BINDING) RESOLUTION RELATING TO THE APPROVAL OF 2014 NAMED EXECUTIVE OFFICER COMPENSATION	Against	Issuer	For	Against
3	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2015 FISCAL YEAR	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthQuest Capital Fund, Inc.

By /s/Peter J. Lencki

* Peter J. Lencki

President

Chief Financial Officer

Date: July 7, 2015

*Print the name and title of each signing officer under his or her signature.